FINANCIAL INSTRUMENTS (Additional Information) (Details) pound in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares pound	Jan. 01, 2023 USD ($) shares pound	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedged items [line items]
Cash flow hedges (note 15(d))	$ 3,805,000	$ (54,964,000)
Net losses in AOCI expected to be reclassified to inventory or net earnings within the next twelve months	$ 10,100,000
Total Return Swap
Disclosure of detailed information about hedged items [line items]
Term of TRS	1 year
Nominal amount of derivative | shares	0	362,608,000
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Ineffectiveness recognized in net earnings			$ 0
Financial assets included in prepaid expenses, deposits and other current assets | Total Return Swap
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 4,700,000,000
Accounts payable and accrued liabilities(1) | Total Return Swap
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 0
Commodity risk | Cash flow hedges | Forward contracts
Disclosure of detailed information about hedged items [line items]
Nominal amount of derivative | pound	144.6	118.9